Leases - Lease cost and other information (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Lease cost
Depreciation	£ 88	£ 87	£ 175	£ 174
Interest expense	9	11	18	23
Total lease cost	97	98	193	197
Other information
Lease payments	£ 90	£ 75	£ 179	£ 159	[1]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’